Schedule of significant subsidiaries (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Abundant solar power inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant construction inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Abundant solar power us 1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power new york llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power maryland llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power rp llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power cny llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power tz1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power j1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power steuben llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power uanymarkhamhollowrd 001 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power lcp llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Solar alliance energy dev co llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Solar alliance te hold co 1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Alliance vc 1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1001 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1003 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1004 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1005 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1006 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1007 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1008 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1010 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1012 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1013 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1014 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1015 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1016 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1017 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1018 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1019 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1020 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1021 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1022 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1023 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 2001 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%
Sunn 2002 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%
Sunn 2003 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%
Sunn 2004 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%
Sunn 2005 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%
Ontario inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Solar Flow Through Funds Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar high yield project 1 ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Ontario Inc 1 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
SHY 1 2012 FIT 2 Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Ontario Inc 2 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar Flow Through Projects 12013 Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar Flow Through Project 12013 Ltd [Member]
IfrsStatementLineItems [Line Items]
Ownership interest
Solar Flow Through 2014 Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar Flow Through Projects 2014 Subco F2 Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar Flow Through 2015 Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
SFF Solar 2015 Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar Flow Through 2016 Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar Flow Through 2017 I Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar Flow Through 2017 A Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar Flow Through 2018 I Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar Flow Through 2018 A Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Solar Power Network 004 Inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Canada Inc [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Sustainable energies corporation [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%
Sustainable Energies OR LLC [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%
Sustainable Energies VALLC [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%
Abundant Construction Alberta Corp [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%
Icarus Whitesand Solar Limited Partnership [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	85.00%
Ontario Inc Three [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	50.00%
Ontario Inc 4 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	50.00%
Ontario Inc 5 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 6 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 7 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 8 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 9 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 10 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 11 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 12 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 13 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 14 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Northern development solar 2016 inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Sunshine Solar Ontario 2016 Inc [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 15 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 16 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 17 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Ontario Inc 18 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
SPNLP7 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.99%